SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive income (loss) and related tax effects are as follows:

Dollars in thousands	2012	2011	2010
Unrealized gains (losses) on securities available for sale	$3,997	$4,822	$(1,145)
Reclassification adjustment for losses (gains) realized in income	(1,280)	(1,084)	(3,260)
Net unrealized gains (losses)	$2,717	$3,738	$(4,405)
Post retirement benefit obligations	(2,832)	(2,277)	(2,353)
Tax effect	39	(497)	2,300
Accumulated other comprehensive income (loss)	$(76)	$964	$(4,458)